GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

5.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill is attributable to the acquisition of our pharma services in July 2019. The carrying value of the intangible assets acquired was $15.6 million, with goodwill of approximately $8.3 million and identifiable intangible assets of approximately $7.3 million. In 2019, there was an adjustment to goodwill of $0.1 million. The goodwill balance at September 30, 2021 was $8.4 million. The net carrying value of the identifiable intangible assets from all acquisitions as of September 30, 2021 and December 31, 2020 are as follows:

		As of September 30, 2021	As of December 31, 2020
	Life	Carrying	Carrying
	(Years)	Amount	Amount
		(unaudited)
Asuragen acquisition:
Thyroid	9	$8,519	$8,519
RedPath acquisition:
Pancreas test	7	16,141	16,141
Barrett’s test	9	6,682	6,682
BioPharma acquisition:
Trademarks	10	1,600	1,600
Customer relationships	8	5,700	5,700

CLIA Lab	2.3	609	609

Total		$39,251	$39,251

Accumulated Amortization		$(31,237)	$(27,900)

Net Carrying Value		$8,014	$11,351

Amortization expense was approximately $1.1 million for both the three-month periods ended September 30, 2021 and 2020, respectively and approximately $3.3 million for both the nine-month periods ended September 30, 2021 and 2020, respectively. Estimated amortization expense for the next five years is as follows:

2021	2022	2023	2024	2025
$1,112	$2,155	$2,099	$873	$873

The following table displays a roll forward of the carrying amount of goodwill from December 31, 2020 to September 30, 2021:

Carrying
Amount
Balance as of December 31, 2020	$8,433
Adjustments	-
Balance as of September 30, 2021	$8,433

8. Goodwill and Other Intangible Assets

Goodwill is attributable to the acquisition of the Biopharma business from CGI in July 2019. The carrying value of the intangible assets acquired was $15.6 million, with goodwill of approximately $8.3 million and identifiable intangible assets of approximately $7.3 million. The goodwill balance at December 31, 2020 was $8.4 million. The net carrying value of the identifiable intangible assets as of December 31, 2020 and December 31, 2019 is as follows:

		As of December 31, 2020	As of December 31, 2019
	Life	Carrying	Carrying
	(Years)	Amount	Amount

Asuragen acquisition:
Thyroid	9	$8,519	$8,519
RedPath acquisition:
Pancreas test	7	16,141	16,141
Barrett’s test	9	6,682	6,719
BioPharma acquisition:
Trademarks	10	1,600	1,600
Customer relationships	8	5,700	5,700

CLIA Lab	2.3	$609	$609

Total		$39,251	$39,288

Accumulated Amortization		$(27,900)	$(23,439)

Net Carrying Value		$11,351	$15,849

The following table displays a roll forward of the carrying amount of goodwill from January 1, 2019 to December 31, 2020:

Carrying
Amount
Balance as of January 1, 2019	$-
Goodwill acquired	8,273
Adjustments	160
Balance as of December 31, 2019	8,433
Adjustments	-
Balance as of December 31, 2020	$8,433

Amortization expense was approximately $4.5 million and $4.0 million for the years ended December 31, 2020 and 2019, respectively. Estimated amortization expense for the next five years is as follows:

2021	2022	2023	2024	2025

$4,078	$2,156	$1,745	$873	$873